Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	CAD 1,257	CAD 7,498
Restricted cash	392,048
Accounts receivable	115,368	132,156
Derivative financial assets		71,438
Other current assets	6,721	9,953
Total	515,394	221,045
Property, plant and equipment:
Oil and natural gas properties (full cost method)	726,452	1,166,587
Other capital assets, net	11,978	19,686
Property, plant and equipment	738,430	1,186,273
Goodwill	651,663	657,831
Deferred income tax asset	733,363	516,085
Total Assets	2,638,850	2,581,234
Current liabilities
Accounts payable	184,534	239,950
Dividends payable	2,405	6,196
Current portion of long-term debt	29,539
Derivative financial liabilities	28,615	4,100
Total	245,093	250,246
Derivative financial liabilities	12,266	3,193
Long-term debt	739,286	1,223,682
Asset retirement obligation	181,700	206,359
Total	933,252	1,433,234
Total Liabilities	1,178,345	1,683,480
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2016 - 240 million shares December 31, 2015 - 206 million shares	3,365,962	3,133,524
Paid-in capital	73,783	56,176
Accumulated deficit	(2,332,641)	(2,694,618)
Accumulated other comprehensive income/(loss)	353,401	402,672
Total	1,460,505	897,754
Total Liabilities & Shareholders' Equity	2,638,850	2,581,234
Commitments, Contingencies and Guarantees